As filed with the Securities and Exchange Commission on January 26, 2024

Securities Act Registration No. 333-248668

Investment Company Act Registration No. 811-23606

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

E-VALUATOR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7760 France Avenue South, Suite 925, Bloomington, MN 55437

(Address of Principal Executive Offices) (Zip Code)

(855) 621-9877

(Registrant’s Telephone Number, including Area Code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, MN 55437

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

January 26, 2024

The E-Valuator Very Conservative (0%-15%) RMS Fund Service Class Shares (EVVLX)
THE E-VALUATOR FUNDS	The E-Valuator Conservative (15%-30%) RMS Fund Service Class Shares (EVCLX)
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund Service Class Shares (EVTTX)
The E-Valuator Moderate (50%-70%) RMS Fund Service Class Shares (EVMLX)
The E-Valuator Growth (70%-85%) RMS Fund Service Class Shares (EVGLX)
The E-Valuator Aggressive Growth (85%-99%) RMS Fund Service Class Shares (EVAGX)

This prospectus describes securities of The E-Valuator Funds. The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The E-Valuator Very Conservative (0%-15%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Very Conservative (0%-15%) RMS Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Shareholder Services Plan(1)	0.03%
Acquired Fund Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers and/or Expense Reimbursements(3)	(0.15)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.11%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$113	$353	$610	$1,343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. Under normal circumstances, the Fund seeks to maintain a standard deviation between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 85%-100% of the Fund’s assets among a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in Underlying Funds that invest in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested primarily in Underlying Funds that invest in U.S. securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies).

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

2

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and high-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub- group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

3

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds.

The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

4

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

5

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

6

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

7

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.24% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Very Conservative (0%-15%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	5.11%	3.05%	2.37%
Return After Taxes on Distributions(1)	3.24%	1.78%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares(2)	3.02%	1.93%	1.58%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

8

The E-Valuator Conservative (15%-30%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Conservative (15%-30%) RMS Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Shareholder Services Plan(1)	0.01%
Acquired Fund Fees and Expenses(2)	0.29%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	0.98%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

9

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$100	$312	$541	$1,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

10

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

11

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (“1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

12

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

13

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

14

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

15

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.81% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.54% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Conservative (15%-30%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	7.20%	4.78%	3.77%
Return After Taxes on Distributions(1)	5.51%	3.06%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares(2)	4.31%	3.15%	2.60%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

16

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.43%
Shareholder Services Plan(1)	0.02%
Acquired Fund Fees and Expenses(2)	0.27%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers and/or Expense Reimbursements(3)	(0.08)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.09%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

17

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$111	$346	$600	$1,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

18

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

19

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

20

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

21

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

22

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

23

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.25% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.75% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	9.12%	6.01%	3.67%
Return After Taxes on Distributions(1)	7.79%	4.60%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares(2)	5.50%	4.28%	2.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

24

The E-Valuator Moderate (50%-70%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Moderate (50%-70%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.20%
Shareholder Services Plan(1)	0.01%
Acquired Fund Fees and Expenses(2)	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	0.85%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

25

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$87	$271	$471	$1,046

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth. For instance, in periods when interest rates are relatively high, the Fund may increase its allocation to fixed income and in periods when interest rates are relatively low, the Fund may increase its allocation to equity. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

26

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

27

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

28

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

29

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

30

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

31

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR MODERATE (50%-70%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.46% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.50% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Moderate (50%-70%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	11.45%	7.71%	5.68%
Return After Taxes on Distributions(1)	10.34%	5.59%	4.08%
Return After Taxes on Distributions and Sale of Fund Shares(2)	6.96%	5.42%	4.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

32

The E-Valuator Growth (70%-85%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Growth (70%-85%) RMS Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.18%
Shareholder Services Plan(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.26%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	0.82%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$84	$262	$455	$1,011

33

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Systelligence, LLC (the “Adviser”) incorporates a” Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

34

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

35

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

36

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

37

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

38

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited.

Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

39

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR GROWTH (70%-85%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.30% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Growth (70%-85%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	14.21%	9.40%	6.67%
Return After Taxes on Distributions(1)	13.56%	7.34%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares(2)	8.81%	6.84%	4.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

40

The E-Valuator Aggressive Growth

(85%-99%) RMS Fund

Fund Summary

Investment Objective

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Service Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.20%
Shareholder Services Plan(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.23%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	0.81%

(1)	Shareholder Services Plan expenses have been restated to reflect estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(3)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Service Class	$83	$259	$449	$999

41

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. Under normal circumstances, the Fund seeks to maintain a standard deviation between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

42

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

43

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

44

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

45

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

46

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

47

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

(SERVICE CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.93% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.02% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	15.83%	10.28%	6.97%
Return After Taxes on Distributions(1)	15.27%	8.59%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares(2)	9.64%	7.65%	5.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more for Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

48

Additional Information About the Funds’ Investments

The Funds’ investment objectives are as following:

●	The E-Valuator Very Conservative (0%-15%) RMS Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

●	The E-Valuator Conservative (15%-30%) RMS Fund seeks to provide income but will at times seek growth and income within the stated asset allocation range.

●	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

●	The E-Valuator Moderate (50%-70%) RMS Fund seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

●	The E-Valuator Growth (70%-85%) RMS Fund seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

●	The E-Valuator Aggressive Growth (85%-99%) RMS Fund seeks to provide growth of principal within the stated asset allocation range.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above-mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator Funds are designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Funds may also invest in certain annuity products. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of The E-Valuator Funds are continually monitored and generally rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing of the portfolios of The E-Valuator Funds generally occurs whenever the actual balance of an Underlying Fund expressed as a percentage of the total assets differs (either above or below) from the target asset allocation percentage by more than 10%. For instance, if an E-Valuator Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the Fund’s total assets is 18%, a rebalancing would be signaled because 18% exceeds the asset allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages.

49

Additional Information About Risk

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Factors leading to market volatility include rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk. The Funds are subject to management risk as actively managed investment portfolios. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying Funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Insurance Contract Risk. The insurance contracts in which the Funds may invest generally have a stable principal value and pay a fixed rate of interest to the Fund. Principal and interest are generally guaranteed by a third-party insurance company regardless of market conditions. However, if the insurance company becomes unable to meet this guarantee, the Funds may lose money from unpaid principal or interest.

50

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

51

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, they will be subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities they will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, they are subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Funds may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Foreign Securities Risk. To the extent the Funds invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

52

Emerging Markets Securities Risk. To the extent that the Funds invest in Underlying Funds that invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

53

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of a Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations.

Cyber-attacks, disruptions, or failures may adversely affect a Fund and its shareholders or cause reputational damage and subject a Fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate a Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by a Fund, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While a Fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as Fund counterparties, issuers of securities held by a Fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, a Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers of securities held by the Fund, or other market participants.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest up to 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited. The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with their policies. When the Funds take such a position, they may not achieve their investment objectives.

54

Management

The Investment Adviser. Systelligence, LLC (the “Adviser”), 7760 France Avenue South, Ste. 925, Bloomington, MN, 55435, serves as investment adviser to each Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in May 2016. As of the date of this prospectus, the Adviser manages only The E-Valuator Funds. As of December 31, 2023, the Adviser had approximately $694 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. The Adviser has contractually agreed to waive its management fee with respect to each Fund to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. If such waiver is terminated, fees and expenses of the Funds will increase to the extent of expenses available for recoupment. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

For the fiscal year ended September 30, 2023, after advisory fee waivers and expense reimbursements, the Adviser received investment advisory fees from each Fund equal to the percentages of each Fund’s average daily net assets as set forth below:

Advisory Fees Paid
Very Conservative (0%-15%) RMS Fund	0.30%
Conservative (15%-30%) RMS Fund	0.38%
Conservative/Moderate (30%-50%) RMS Fund	0.37%
Moderate (50%-70%) RMS Fund	0.38%
Growth (70%-85%) RMS Fund	0.38%
Aggressive Growth (85%-99%) RMS Fund	0.38%

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement for the Funds is contained in the Funds’ annual report for the fiscal year ended September 30, 2023.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each risk managed strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Mr. Miller launched a series of risk managed collective investment funds. Mr. Miller served as portfolio manager of the collective investment funds, which are the predecessors to the Funds. Mr. Miller serves as CEO of the Adviser and as Chief Investment Officer to FBD Asset Mgmt., LLC, an entity that is controlled by Mr. Miller and that provides investment advisory services to separately managed accounts.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

55

The Trust

The Funds are each series of E-Valuator Funds Trust, an open-end management investment company organized as a Delaware statutory trust on August 10, 2020. The Board of Trustees oversee the operations of the Funds, including oversight of the overall management of the Funds’ business affairs.

Shareholder Services Plan

Each of the Funds has adopted a shareholder services plan with respect to its Service Class and R4 Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Fund shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Funds and are compensated for such services by the Funds. For more information, please refer to the SAI.

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the Securities and Exchange Commission (the “SEC”).

56

How to Buy Shares

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Funds’ principal underwriter, UMB Distribution Services, LLC (the “Distributor”), to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888.507.2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for Service Class shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the net asset value or “NAV” next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to UMB Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 235 W Galena Street, Milwaukee, WI 53212, together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

57

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888.507.2798 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888.507.2798.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888.507.2798 or by contacting the Transfer Agent, at 235 W Galena Street, Milwaukee, WI 53212. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

58

How to Sell Shares

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper form. Payment of redemption proceeds will be made promptly, as instructed by check, wire or automated clearing house (ACH) but no later than the seventh calendar day following the receipt of the request in proper form. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 235 W Galena Street, Milwaukee, WI 53212. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at 888.507.2798 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at 888.507.2798. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 235 W Galena Street, Milwaukee, WI 53212.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem their shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

59

General Information

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

Conversion Privilege. Any shares of a Fund may be converted into shares of the same Fund of a different Class, including a Class that has additional Class-specific services and fees, provided the converting shareholder meets the eligibility or waiver requirements of the Class into which the shares will be converted. For federal income tax purposes, a same-Fund conversion is not expected to result in the realization by the investor of a capital gain or loss. Please consult your tax advisor for an assessment of the tax implications of any conversion.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

60

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 235 W Galena Street, Milwaukee, WI 53212. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at 888.507.2798.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888.507.2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

For Service Class shares, if an account’s balance falls below the minimum initial investment amount for Service Class shares due to account redemptions (and not due to market depreciation), the Funds reserve the right to convert or redeem shares held by the account into Class R4 shares.

The applicable shareholder or intermediary will be notified prior to any such redemption or conversion and will be allowed 60 days to make additional investments and bring the account into compliance with the applicable investment minimum before any conversion or redemption occurs. Any conversion will occur at the relative net asset value of the two applicable share classes at the time of conversion and the account value will not change as a result of the conversion, although the number of shares held may change. A conversion between share classes of the same Fund is generally not a taxable event for federal income tax purposes.

61

Dividends, Distributions and Taxes

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. A Fund may make additional dividend payments or capital gain distributions as deemed appropriate.

Dividends and distributions will automatically be reinvested in additional shares of the applicable Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long- term capital gain the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you will generally have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

62

Net Asset Value

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Service Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form by the Fund or a duly appointed agent. The public offering price of a Fund’s shares is equal to the NAV. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. The Funds invest exclusively in exchange traded funds and mutual funds organized in the United States. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at the net asset value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Adviser, as valuation designee appointed by the Board pursuant to Rule 2a-5 under the 1940 Act, under procedures approved by the Board.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when the price of a portfolio security differs from the previous day’s NAV calculation such that it results in a significant security variance. Because the Funds invest exclusively in exchange traded funds and mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Adviser uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Adviser believes accurately reflects fair value. Any method used will be in accordance with the Trust’s procedures adopted in accordance with Rule 2a-5 under the 1940 Act. The Trust’s Valuation Procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

63

Share Class Alternatives

The Funds offer investors one class of shares through this prospectus. The Funds offer R4 Class shares through another prospectus which may be obtained by calling 888.507.2798. Class R4 shares are subject to a Rule 12b-1 distribution fee of 0.25% and are also subject to a shareholder services fee of up to 0.25%. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Service Class Shares

Service Class shares are offered with no front-end or contingent deferred sales charge and are not subject to a Rule 12b-1 distribution fee. Service Class shares are subject to a shareholder service fee of up to 0.25%

64

Frequent Purchases and Redemptions

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trust has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

Distribution Arrangements

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

65

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. The Funds have adopted the performance and accounting history of their respective Predecessor Fund. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Service Class shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders, which may be obtained at no charge by calling 888-507-2798.

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.26	$10.82	$10.47	$10.39	$10.51
Income from Investment Operations:
Net investment income[1]	0.37	0.17	0.15	0.23	0.27
Net realized and unrealized gain (loss)	(0.14)	(1.00)	0.34	0.16	0.11
Total from investment operations	0.23	(0.83)	0.49	0.39	0.38

Less Distributions:
From net investment income	(0.35)	(0.23)	(0.12)	(0.31)	(0.39)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.35)	(0.73)	(0.14)	(0.31)	(0.50)
Net asset value, end of period	$9.14	$9.26	$10.82	$10.47	$10.39

Total return	2.40%	(8.23)%	4.66%	3.81%	4.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,041	$10,855	$11,613	$7,772	$6,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.95%	0.93%	1.10%	1.11%	0.93%
After fees waived and expenses absorbed[2]	0.80%	0.80%	0.82%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.96%	1.74%	1.51%	2.26%	2.69%

Portfolio turnover rate	157%[4]	118%[4]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

66

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.95	$11.51	$10.76	$10.60	$10.91
Income from Investment Operations:
Net investment income[1]	0.34	0.23	0.20	0.20	0.28
Net realized and unrealized gain (loss)	0.12	(1.35)	0.74	0.35	0.06
Total from investment operations	0.46	(1.12)	0.94	0.55	0.34

Less Distributions:
From net investment income	(0.31)	(0.37)	-	(0.38)	(0.33)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.31)	(1.44)	(0.19)	(0.39)	(0.65)
Net asset value, end of period	$9.10	$8.95	$11.51	$10.76	$10.60

Total return	5.08%	(11.19)%	8.83%	5.36%	3.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,429	$40,752	$49,648	$43,116	$45,488

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.75%	0.74%	0.86%	0.94%	0.76%
After fees waived and expenses absorbed[2]	0.68%	0.67%	0.74%	0.80%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.62%	2.26%	1.78%	1.94%	2.74%

Portfolio turnover rate	148%[4]	117%[4]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

67

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.99	$11.76	$10.64	$10.15	$10.61
Income from Investment Operations:
Net investment income[1]	0.29	0.22	0.18	0.17	0.20
Net realized and unrealized gain (loss)	0.36	(1.52)	1.09	0.45	0.01
Total from investment operations	0.65	(1.30)	1.27	0.62	0.21

Less Distributions:
From net investment income	(0.26)	(0.33)	(0.15)	(0.13)	(0.12)
From net realized gain	-	(1.14)	-	-	(0.55)
Total distributions	(0.26)	(1.47)	(0.15)	(0.13)	(0.67)
Net asset value, end of period	$9.38	$8.99	$11.76	$10.64	$10.15

Total return	7.26%	(12.94)%	12.01%	6.20%	2.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,409	$17,677	$23,630	$18,658	$13,059

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.88%	0.89%	0.97%	1.09%	0.97%
After fees waived and expenses absorbed[2]	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.07%	2.13%	1.56%	1.66%	2.07%

Portfolio turnover rate	138%[4]	114%[4]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

68

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$12.70	$11.34	$10.76	$11.75
Income from Investment Operations:
Net investment income[1]	0.25	0.26	0.18	0.16	0.20
Net realized and unrealized gain (loss)	0.66	(1.82)	1.60	0.71	(0.22)
Total from investment operations	0.91	(1.56)	1.78	0.87	(0.02)

Less Distributions:
From net investment income	(0.20)	(0.41)	-	(0.29)	(0.24)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.20)	(2.43)	(0.42)	(0.29)	(0.97)
Net asset value, end of period	$9.42	$8.71	$12.70	$11.34	$10.76

Total return	10.43%	(15.72)%	15.98%	8.17%	1.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,514	$107,043	$147,069	$134,479	$145,402

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.67%	0.77%	0.90%	0.70%
After fees waived and expenses absorbed[2]	0.58%	0.60%	0.70%	0.80%	0.63%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.69%	2.49%	1.41%	1.50%	1.95%

Portfolio turnover rate	124%[4]	128%[4]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

69

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.89	$13.20	$11.72	$10.67	$11.95
Income from Investment Operations:
Net investment income[1]	0.21	0.26	0.14	0.13	0.17
Net realized and unrealized gain (loss)	1.00	(2.11)	2.06	1.08	(0.41)
Total from investment operations	1.21	(1.85)	2.20	1.21	(0.24)

Less Distributions:
From net investment income	(0.17)	(0.38)	(0.07)	(0.16)	(0.19)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.17)	(2.46)	(0.72)	(0.16)	(1.04)
Net asset value, end of period	$9.93	$8.89	$13.20	$11.72	$10.67

Total return	13.64%	(17.95)%	19.40%	11.49%	(0.62)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$203,166	$187,753	$241,493	$215,221	$206,037

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.63%	0.65%	0.75%	0.89%	0.69%
After fees waived and expenses absorbed[2]	0.56%	0.58%	0.70%	0.80%	0.62%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.16%	2.36%	1.11%	1.23%	1.67%

Portfolio turnover rate	110%[4]	110%[4]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

70

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.88	$14.52	$12.18	$11.08	$12.30
Income from Investment Operations:
Net investment income[1]	0.18	0.24	0.11	0.11	0.14
Net realized and unrealized gain (loss)	1.35	(2.45)	2.66	1.10	(0.56)
Total from investment operations	1.53	(2.21)	2.77	1.21	(0.42)

Less Distributions:
From net investment income	(0.15)	(0.33)	(0.11)	(0.05)	(0.13)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.15)	(2.43)	(0.43)	(0.11)	(0.80)
Net asset value, end of period	$11.26	$9.88	$14.52	$12.18	$11.08

Total return	15.47%	(19.05)%	23.12%	11.01%	(2.27)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$147,221	$123,096	$140,726	$105,095	$82,222

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.66%	0.77%	0.90%	0.72%
After fees waived and expenses absorbed[2]	0.58%	0.59%	0.72%	0.80%	0.65%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.59%	1.95%	0.76%	1.01%	1.27%

Portfolio turnover rate	113%[4]	87%[4]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

71

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated January 26, 2024, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to the Funds at 235 W. Galena Street, Milwaukee, WI 53212, by calling the Funds toll free at 888-507-2798, by e-mail at: info@e-valuator.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

(Investment Company Act File No. 811-23606)

72

PROSPECTUS

January 26, 2024

The E-Valuator Very Conservative (0%-15%) RMS Fund R4 Class Shares (EVVCX)
THE E-VALUATOR FUNDS	The E-Valuator Conservative (15%-30%) RMS Fund R4 Class Shares (EVFCX)
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund R4 Class Shares (EVFTX)
The E-Valuator Moderate (50%-70%) RMS Fund R4 Class Shares (EVFMX)
The E-Valuator Growth (70%-85%) RMS Fund R4 Class Shares (EVGRX)
The E-Valuator Aggressive Growth (85%-99%) RMS Fund R4 Class Shares (EVFGX)

This prospectus describes securities of The E-Valuator Funds. The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Very Conservative (0%-15%) RMS Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1)	0.25%
Other Expenses	0.50%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.28%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers and/or Expense Reimbursements(2)	(0.15)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.48%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$151	$500	$872	$1,920

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. Under normal circumstances, the Fund seeks to maintain a standard deviation between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 85%-100% of the Fund’s assets among a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in Underlying Funds that invest in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested primarily in Underlying Funds that invest in U.S. securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies).

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

2

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and high-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub- group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds.

The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

3

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

4

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

5

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

6

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.75% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.40% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Very Conservative (0%-15%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	4.70%	2.73%	2.10%
Return After Taxes on Distributions(1)	3.04%	1.63%	1.35%
Return After Taxes on Distributions and Sale of Fund Shares(2)	2.78%	1.73%	1.40%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

7

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Conservative (15%-30%) RMS Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.30%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.37%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$139	$449	$780	$1,718

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

8

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

9

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

10

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

11

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

12

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

13

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.66% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Conservative (15%-30%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	6.74%	4.40%	3.44%
Return After Taxes on Distributions(1)	5.23%	2.82%	2.34%
Return After Taxes on Distributions and Sale of Fund Shares(2)	4.03%	2.91%	2.37%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

14

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.43%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.27%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements(2)	(0.08)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.47%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$150	$482	$837	$1,839

15

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

16

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

17

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

18

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

19

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

20

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.13% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.63% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	8.70%	5.76%	3.33%
Return After Taxes on Distributions(1)	7.56%	4.51%	2.25%
Return After Taxes on Distributions and Sale of Fund Shares(2)	5.24%	4.13%	2.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

21

THE E-VALUATOR MODERATE (50%-70%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Moderate (50%-70%) RMS Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.20%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.26%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.24%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$126	$408	$711	$1,573

22

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/ or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth. For instance, in periods when interest rates are relatively high, the Fund may increase its allocation to fixed income and in periods when interest rates are relatively low, the Fund may increase its allocation to equity. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

23

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

24

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

25

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

26

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

27

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

28

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR MODERATE (50%-70%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.44% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.56% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Moderate (50%-70%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	11.01%	7.35%	5.33%
Return After Taxes on Distributions(1)	10.06%	5.34%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares(2)	6.68%	5.18%	3.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

29

THE E-VALUATOR GROWTH (70%-85%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Growth (70%-85%) RMS Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.18%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.26%
Total Annual Fund Operating Expenses	1.29%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.22%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$124	$402	$701	$1,550

30

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

31

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

32

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

33

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

34

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

35

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR GROWTH (70%-85%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.36% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Growth (70%-85%) RMS Fund – R4 Class	1 Year	5 Year	10 Years
Return Before Taxes	13.75%	9.02%	6.31%
Return After Taxes on Distributions(1)	13.22%	7.09%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares(2)	8.47%	6.57%	4.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

36

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

Fund Summary

Investment Objective

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

R4 Class
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.20%
Shareholder Services Plan	0.15%
Acquired Fund Fees and Expenses(1)	0.23%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	1.21%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.

(2)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each period shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
R4 Class	$123	$399	$696	$1,539

37

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. Under normal circumstances, the Fund seeks to maintain a standard deviation between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

38

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

39

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. For example, the novel coronavirus (COVID-19) has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

40

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

41

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

42

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

(R4 CLASS)

CALENDAR YEAR TOTAL RETURNS(1)

CALENDAR YEAR TOTAL RETURNS(1)

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.78% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.04% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Total Return as of December 31, 2023

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	15.34%	9.88%	6.57%
Return After Taxes on Distributions(1)	14.91%	8.31%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares(2)	9.29%	7.37%	4.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, served as a portfolio manager to the Predecessor Fund since its inception on May 26, 2016 and is primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail addressed to the Fund, 235 W Galena Street, Milwaukee, WI 53212, by wire, or by calling the Funds toll free at 888.507.2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

43

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The Funds’ investment objectives are as following:

●	The E-Valuator Very Conservative (0%-15%) RMS Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

●	The E-Valuator Conservative (15%-30%) RMS Fund seeks to provide income but will at times seek growth and income within the stated asset allocation range.

●	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

●	The E-Valuator Moderate (50%-70%) RMS Fund seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

●	The E-Valuator Growth (70%-85%) RMS Fund seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

●	The E-Valuator Aggressive Growth (85%-99%) RMS Fund seeks to provide growth of principal within the stated asset allocation range.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above-mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator Funds are designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Funds may also invest in certain annuity products. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of The E-Valuator Funds are continually monitored and generally rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing of the portfolios of The E-Valuator Funds generally occurs whenever the actual balance of an Underlying Fund expressed as a percentage of the total assets differs (either above or below) from the target asset allocation percentage by more than 10%. For instance, if an E-Valuator Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the Fund’s total assets is 18%, a rebalancing would be signaled because 18% exceeds the asset allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages.

44

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Factors leading to market volatility include rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk. The Funds are subject to management risk as actively managed investment portfolios. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying Funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests.

Insurance Contract Risk. The insurance contracts in which the Funds may invest generally have a stable principal value and pay a fixed rate of interest to the Fund. Principal and interest are generally guaranteed by a third-party insurance company regardless of market conditions. However, if the insurance company becomes unable to meet this guarantee, the Funds may lose money from unpaid principal or interest.

45

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

46

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, they will be subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities they will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, they are subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Foreign Securities Risk. To the extent the Funds invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that the Funds invest in Underlying Funds that invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

47

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses. If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

48

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of a Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations.

Cyber-attacks, disruptions, or failures may adversely affect a Fund and its shareholders or cause reputational damage and subject a Fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate a Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by a Fund, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While a Fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as Fund counterparties, issuers of securities held by a Fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, a Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers of securities held by the Fund, or other market participants.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest up to 100% of their total assets, without limitation, in high-quality short-term debt securities. These short- term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited. The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

49

MANAGEMENT

The Investment Adviser. Systelligence, LLC (the “Adviser”), 7760 France Avenue South, Ste. 925, Bloomington, MN, 55435, serves as investment adviser to each Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in May 2016. As of the date of this prospectus, the Adviser manages only The E-Valuator Funds. As of December 30, 2023, the Adviser had approximately $694 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. The Adviser has contractually agreed to waive its management fee with respect to each Fund to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. If such waiver is terminated, fees and expenses of the Funds will increase to the extent of expenses available for recoupment. The Adviser may not terminate this contractual agreement prior to January 31, 2025, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.

For the fiscal year ended September 30, 2023, after advisory fee waivers and expense reimbursements, the Adviser received investment advisory fees from each Fund equal to the percentages of each Fund’s average daily net assets as set forth below:

Advisory Fees Paid
Very Conservative (0%-15%) RMS Fund	0.30%
Conservative (15%-30%) RMS Fund	0.38%
Conservative/Moderate (30%-50%) RMS Fund	0.37%
Moderate (50%-70%) RMS Fund	0.38%
Growth (70%-85%) RMS Fund	0.38%
Aggressive Growth (85%-99%) RMS Fund	0.38%

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement for the Funds is contained in the Funds’ annual report for the fiscal year ended September 30, 2023.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each risk managed strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Mr. Miller launched a series of risk managed collective investment funds. Mr. Miller served as portfolio manager of the collective investment funds, which are the predecessors to the Funds.

Mr. Miller serves as CEO of the Adviser and as Chief Investment Officer to FBD Asset Mgmt., LLC, an entity that is controlled by Mr. Miller and that provides investment advisory services to separately managed accounts.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

50

The Trust

The Funds are each series of E-Valuator Funds Trust, an open-end management investment company organized as a Delaware statutory trust on August 10, 2020. The Board of Trustees oversee the operations of the Funds, including overseeing the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Shareholder Services Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Services Plan

Each of the Funds has adopted a shareholder services plan with respect to its Service Class and R4 Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Fund shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Funds and are compensated for such services by the Funds. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the Securities and Exchange Commission (the “SEC”).

51

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Funds’ principal underwriter, UMB Distribution Services, LLC (the “Distributor”), to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888.507.2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for R4 Class shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

52

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the net asset value or “NAV” next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to UMB Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 235 W Galena Street, Milwaukee, WI 53212 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888.507.2798 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888.507.2798.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888.507.2798 or by contacting the Transfer Agent, at 235 W Galena Street, Milwaukee, WI 53212. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

53

HOW TO SELL SHARES

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper form. Payment of redemption proceeds will be made promptly, as instructed by check, wire or automated clearing house (ACH) but no later than the seventh calendar day following the receipt of the request in proper form. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 235 W Galena Street, Milwaukee, WI 53212. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at 888.507.2798 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at 888.507.2798. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 235 W Galena Street, Milwaukee, WI 53212.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem their shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

54

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

55

Conversion Privilege. Any shares of a Fund may be converted into shares of the same Fund of a different Class, including a Class that has additional Class-specific services and fees, provided the converting shareholder meets the eligibility or waiver requirements of the Class into which the shares will be converted. For federal income tax purposes, a same-Fund conversion is not expected to result in the realization by the investor of a capital gain or loss. Please consult your tax advisor for an assessment of the tax implications of any conversion.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 235 W Galena Street, Milwaukee, WI 53212. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at 888.507.2798.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888.507.2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

56

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. A Fund may make additional dividend payments or capital gain distributions as deemed appropriate.

Dividends and distributions will automatically be reinvested in additional shares of the applicable Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long- term capital gain the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you will generally have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

57

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s R4 Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s shares is equal to the NAV. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. The Funds invest exclusively in exchange traded funds and mutual funds organized in the United States. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask prices obtained from an independent pricing agent. Mutual funds are valued at their net asset value Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Adviser, as valuation designee appointed by the Board pursuant to Rule 2a-5 under the 1940 Act, under procedures approved by the Board.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when the price of a portfolio security differs from the previous day’s NAV calculation such that it results in a significant security variance. Because the Funds invest exclusively in exchange traded funds and mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Adviser uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Adviser believes accurately reflects fair value. Any method used will be in accordance with the Trust’s procedures adopted in accordance with Rule 2a-5 under the 1940 Act. The Trust’s Valuation Procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

58

SHARE CLASS ALTERNATIVES

The Funds offer investors one class of shares through this prospectus. The Funds offer Service Class shares through another prospectus which may be obtained by calling 888.507.2798. Service Class shares are offered with no front end or contingent deferred sales charge and are not subject to a Rule 12b-1 distribution fee. Service Class shares are subject to a Shareholder Service Fee of up to 0.25%. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

R4 Class Shares. R4 Class shares are offered with no front-end or contingent deferred sales charge and are subject to a Shareholder Services fee of up to 0.25%. The R4 Class shares are also subject to a 0.25% Rule 12b-1 fee.

59

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trust has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

60

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

61

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. The Funds have adopted the performance and accounting history of their respective Predecessor Fund. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in R4 Class shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders which may be obtained at no charge by calling 888.507.2798.

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.40	$10.96	$10.61	$10.49	$10.48
Income from Investment Operations:
Net investment income[1]	0.34	0.14	0.13	0.21	0.24
Net realized and unrealized gain (loss)	(0.15)	(1.03)	0.33	0.15	0.14
Total from investment operations	0.19	(0.89)	0.46	0.36	0.38

Less Distributions:
From net investment income	(0.30)	(0.17)	(0.09)	(0.24)	(0.26)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.30)	(0.67)	(0.11)	(0.24)	(0.37)
Net asset value, end of period	$9.29	$9.40	$10.96	$10.61	$10.49

Total return	2.03%	(8.63)%	4.29%	3.55%	3.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,755	$12,783	$12,728	$10,166	$8,802

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.35%	1.33%	1.44%	1.31%	1.17%
After fees waived and expenses absorbed[2]	1.20%	1.20%	1.11%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.56%	1.34%	1.22%	2.01%	2.40%

Portfolio turnover rate	157%[4]	118%[4]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

62

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.98	$11.51	$10.80	$10.64	$10.91
Income from Investment Operations:
Net investment income[1]	0.30	0.19	0.16	0.18	0.25
Net realized and unrealized gain (loss)	0.12	(1.35)	0.74	0.34	0.08
Total from investment operations	0.42	(1.16)	0.90	0.52	0.33

Less Distributions:
From net investment income	(0.27)	(0.30)	-	(0.35)	(0.28)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.27)	(1.37)	(0.19)	(0.36)	(0.60)
Net asset value, end of period	$9.13	$8.98	$11.51	$10.80	$10.64

Total return	4.64%	(11.56)%	8.42%	5.01%	3.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,895	$15,360	$17,221	$15,155	$12,638

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.15%	1.14%	1.27%	1.16%	1.01%
After fees waived and expenses absorbed[2]	1.08%	1.07%	1.15%	1.05%	0.94%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.22%	1.86%	1.37%	1.70%	2.47%

Portfolio turnover rate	148%[4]	117%[4]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

63

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.19	$11.97	$10.80	$10.27	$10.70
Income from Investment Operations:
Net investment income[1]	0.26	0.18	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.37	(1.56)	1.11	0.50	0.03
Total from investment operations	0.63	(1.38)	1.25	0.65	0.20

Less Distributions:
From net investment income	(0.23)	(0.26)	(0.08)	(0.12)	(0.08)
From net realized gain	-	(1.14)	-	-	(0.55)
Total distributions	(0.23)	(1.40)	(0.08)	(0.12)	(0.63)
Net asset value, end of period	$9.59	$9.19	$11.97	$10.80	$10.27

Total return	6.80%	(13.30)%	11.65%	6.39%	2.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,395	$7,961	$8,074	$3,907	$915

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.28%	1.29%	1.33%	1.33%	1.22%
After fees waived and expenses absorbed[2]	1.20%	1.19%	1.14%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.67%	1.73%	1.20%	1.45%	1.75%

Portfolio turnover rate	138%[4]	114%[4]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

64

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$12.66	$11.34	$10.78	$11.74
Income from Investment Operations:
Net investment income[1]	0.22	0.22	0.13	0.13	0.18
Net realized and unrealized gain (loss)	0.64	(1.82)	1.61	0.71	(0.21)
Total from investment operations	0.86	(1.60)	1.74	0.84	(0.03)

Less Distributions:
From net investment income	(0.16)	(0.33)	-	(0.28)	(0.20)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.16)	(2.35)	(0.42)	(0.28)	(0.93)
Net asset value, end of period	$9.41	$8.71	$12.66	$11.34	$10.78

Total return	9.88%	(16.00)%	15.62%	7.88%	0.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,319	$35,323	$45,002	$32,978	$28,568

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.07%	1.15%	1.11%	0.95%
After fees waived and expenses absorbed[2]	0.98%	1.00%	1.08%	1.05%	0.88%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.29%	2.09%	1.03%	1.24%	1.67%

Portfolio turnover rate	124%[4]	128%[4]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

65

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.96	$13.25	$11.78	$10.70	$11.98
Income from Investment Operations:
Net investment income[1]	0.17	0.22	0.10	0.11	0.14
Net realized and unrealized gain (loss)	1.00	(2.13)	2.06	1.09	(0.42)
Total from investment operations	1.17	(1.91)	2.16	1.20	(0.28)

Less Distributions:
From net investment income	(0.13)	(0.30)	(0.04)	(0.12)	(0.15)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.13)	(2.38)	(0.69)	(0.12)	(1.00)
Net asset value, end of period	$10.00	$8.96	$13.25	$11.78	$10.70

Total return	13.08%	(18.24)%	18.90%	11.30%	(0.95)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,948	$36,669	$44,860	$28,606	$25,928

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.03%	1.05%	1.13%	1.10%	0.96%
After fees waived and expenses absorbed[2]	0.96%	0.98%	1.08%	1.03%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.76%	1.96%	0.73%	1.00%	1.37%

Portfolio turnover rate	110%[4]	110%[4]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

66

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.89	$14.49	$12.19	$11.09	$12.30
Income from Investment Operations:
Net investment income[1]	0.13	0.19	0.06	0.09	0.11
Net realized and unrealized gain (loss)	1.35	(2.45)	2.65	1.10	(0.55)
Total from investment operations	1.48	(2.26)	2.71	1.19	(0.44)

Less Distributions:
From net investment income	(0.10)	(0.24)	(0.09)	(0.03)	(0.10)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.10)	(2.34)	(0.41)	(0.09)	(0.77)
Net asset value, end of period	$11.27	$9.89	$14.49	$12.19	$11.09

Total return	14.98%	(19.34)%	22.60%	10.74%	(2.47)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,496	$12,717	$13,376	$9,624	$9,582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.06%	1.13%	1.11%	0.98%
After fees waived and expenses absorbed[2]	0.98%	0.99%	1.07%	1.05%	0.91%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.19%	1.55%	0.40%	0.79%	1.03%

Portfolio turnover rate	113%[4]	87%[4]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

67

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated January 26, 2024, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to the Funds at 235 W. Galena Street, Milwaukee, WI 53212, by calling the Funds toll free at 888-507-2798, by e-mail at: info@e-valuator.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

(Investment Company Act File No. 811-23606)

68

E-VALUATOR FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated January 26, 2024

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(855) 621-9877

The E-Valuator Very Conservative (0%-15%) RMS Fund R4 Class Shares (EVVCX) Service Class Shares (EVVLX)	The E-Valuator Moderate (50%-70%) RMS Fund R4 Class Shares (EVFMX) Service Class Shares (EVMLX)

The E-Valuator Conservative (15%-30%) RMS Fund R4 Class Shares (EVFCX) Service Class Shares (EVCLX)	The E-Valuator Growth (70%-85%) RMS Fund R4 Class Shares (EVGRX) Service Class Shares (EVGLX)

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund R4 Class Shares (EVFTX) Service Class Shares (EVTTX)	The E-Valuator Aggressive Growth (85%-99%) RMS Fund R4 Class Shares (EVFGX) Service Class Shares (EVAGX)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for The E-Valuator Funds each dated January 26, 2024 as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectuses. You may obtain the prospectuses, the SAI and the Funds’ annual and semi-annual reports without charge, by writing the Funds at 235 W. Galena Street, Milwaukee, WI 53212, by visiting the Funds’ website at https://www.evaluatorfunds.com or by calling 888.507.2798.

Investment Adviser:

Systelligence, LLC

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

THE TRUST

General. E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

The Funds. This SAI relates to The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative Fund”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative Fund”), The E- Valuator Conservative/Moderate (30%-50%)RMS Fund (“Conservative/Moderate Fund”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate Fund”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth Fund”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth Fund”) (each a “Fund” or “E-Valuator Fund” and collectively, the “Funds” or “E-Valuator Funds”), and it should be read in conjunction with the prospectuses for the Funds. This SAI is incorporated by reference into the Funds’ prospectuses. No investment in shares should be made without reading the Funds’ prospectuses. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

History. Effective as of the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be retained for financial reporting purposes. The Funds’ audited financial statements as of September 30, 2023 are incorporated into this SAI by reference to the Fund’s Annual Report to shareholders.

The Predecessor Funds were each the successor to bank-sponsored collective investment funds established pursuant to 12 C.F.R. 9.18, which were each terminated on May 26, 2016. Prior to their termination, each successor bank-sponsored collective investment fund was sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser for which the Fund’s portfolio manager, Mr. Kevin Miller, was an associated person.

1

ADDITIONAL INFORMATION

ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objectives and principal investment strategies are described in the prospectus. The Funds are “diversified” series as that term is defined in the 1940 Act. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

The following table provides the portfolio turnover rate of each Fund, as a percentage of the average value of its portfolio, for the fiscal years ended September 30, 2022 and September 30, 2023.

	Portfolio Turnover Rate
Fund	2022	2023
Very Conservative	118%	157%
Conservative	117%	148%
Conservative/Moderate	114%	138%
Moderate	128%	124%
Growth	110%	110%
Aggressive Growth	87%	113%

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectuses. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs. The Funds will implement their respective investment strategies exclusively by investing in other investment companies and ETFs (defined below) (collectively “Underlying Funds”). In that regard, certain of the descriptions of the investments or techniques set forth below reflect that the investments and techniques are occurring indirectly through investments in Underlying Funds.

Equity Securities. The Underlying Funds in which the Funds invest may primarily hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

2

Investment Company Securities. The Funds may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and mutual funds (also called underlying funds). Index-based underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Funds invest in underlying funds, they will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Funds will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Funds’ assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value (“NAV”). Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange.

The Funds may also invest in leveraged and inverse ETFs, including double inverse (or ultra-short) ETFs. Leveraged ETFs are riskier than traditional ETFs as they use borrowings and derivative instruments to generate a return in multiples of a benchmark index. Investments in inverse and leveraged ETFs may magnify and compound changes in the Funds’ share price and results in increased volatility and potential loss. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Funds can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETF’s investment objective.

3

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

The Funds may invest in securities issued by other investment companies. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, fund of fund arrangements and certain money market fund investments, generally include a prohibition that a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has adopted Rule 12d1-4 that permits investments in ETFs and other investment companies by other investment companies (such as the Funds) in excess of these limits. The Funds may invest in ETFs and other investment companies in reliance on Rule 12d1-4 provided that it has entered into the requisite agreement with underlying funds and otherwise complies with such rule. Additionally, in accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs and other investment companies that are not relying on Rule 12d1-4 as long as a Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying fund, unless otherwise permitted to do so pursuant to permission granted by the SEC. If a Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

ETFs. The Funds may invest in ETFs. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF’s also have risks and costs that are similar to publicly- traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETF’s, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

4

Common Stocks. The Underlying Funds in which the Funds invest may invest in common stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stock. The Underlying Funds in which the Funds invests may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non- participating preferred, which is limited to the stipulated dividend.

Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Convertible Securities. The Underlying Funds in which the Funds invest may invest in convertible securities and considers such securities to be “equity securities” for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Warrants. The Underlying Funds in which the Funds invest may invest in warrants. A warrant gives the right to buy a stock and specifies the amount of the underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

5

Illiquid Securities. The Funds may hold up to 15% of their net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

The Funds may engage in short sales. A Fund may engage in short sales when the portfolio manager anticipates that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. In addition, a Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no upper limit to the cost of replacing the borrowed security. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the borrowed securities be returned to the lender on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” can occur, which means that the demand is greater than supply for the stock sold short. If a short squeeze occurs, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Fixed Income Securities. The Underlying Funds in which the Funds invest may hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

a. Corporate Debt Securities. Corporate debt securities include bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Underlying funds may invest in investment grade or below investment grade debt securities. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

b. High Yield Debt Securities (“Junk Bonds”). Investments in junk bonds are more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the underlying fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the underlying fund’s asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an underlying fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the underlying fund’s assets.

6

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on an underlying fund’s ability to accurately value high yield securities and the fund’s assets and on the fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events.

c. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

d. Zero-Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero-coupon bond does not pay current income, its price can be very volatile when interest rates change.

The Federal Reserve creates Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero-coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero-coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest.

7

Foreign Securities. The Funds may invest in Underlying Funds that hold a portfolio of foreign securities. To the extent that a Fund has exposure to foreign equity or fixed income securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

Emerging Markets Securities. To the extent the Funds invest in Underlying Funds that invest in emerging markets securities it will be subject to additional risks. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options. The Underlying Funds in which the Funds invest may enter into option transactions. The Underlying Funds may mainly purchase and sell options on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

8

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures Contracts. The Funds may invest in Underlying Funds that may purchase and sell futures contracts to hedge against changes in prices. The Underlying Funds may utilize Treasury futures to hedge against interest rate risk and inflation risk.

The Underlying Funds may engage in futures transactions for speculative or hedging purposes. The Underlying Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. Writing a call option on a futures contract is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the funds are entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Underlying Funds sell futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When futures and options on futures are used as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the funds’ portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, an investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Funds may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. An Underlying Fund’s ability to establish and close out futures and options positions depends on this secondary market. Underlying Funds may be operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore such investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), an Underlying Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions if it’s investment adviser is not subject to registration as a commodity pool operator.

9

Commodities. Some of the Underlying Funds and other instruments in the Funds’ portfolios may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Funds may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

Cash Equivalents. The Funds may invest in Underlying Funds that invest in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. These short-term fixed-income securities are described below:

a. Repurchase Agreements. Repurchase agreements are agreements by which a Fund purchases a security and obtain a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Adviser. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a Fund’s limit on illiquid securities. When a Fund enters into a repurchase agreement it may lose money if the other party defaults on its obligation and the Fund is delayed or prevented from disposing of the collateral. A loss may be incurred if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action. The Funds may engage in repurchase agreement transactions to the maximum extent permitted by applicable law.

b. Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the respective Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the respective Fund’s total assets at the time of purchase.

c. Commercial Paper. The Funds may invest in Underlying Funds that hold commercial paper. Commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Underlying Funds may acquire unrated commercial paper and corporate bonds.

10

d. Investment Company Securities. (See Above). Each Fund may invest in Underlying Funds such as money market funds and short-term bond funds.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short- term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectuses and this SAI, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Trust’s Board of Trustees (the “Board” or “Board of Trustees”) without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its securities to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time. Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of Shares (the Funds are a series of the Trust) and to divide those series into separate classes. R4 Class Shares and Service Class Shares are separate classes. The Funds have no intention of issuing senior securities, except that the Trust has issued its Shares in separate series and may divide those series into classes of Shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

12

INVESTMENT ADVISER

Systelligence, LLC, 7760 France Avenue South, Suite 925, Bloomington, Minnesota 55435 (the “Adviser”) is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a limited liability company and was organized in March, 2016. As of December 31, 2023, the Adviser had approximately $694 million in assets under management. The Adviser is controlled by Mr. Kevin Miller and Mr. Collin Miller due to their ownership interests in the Adviser.

The Adviser provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Funds, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of each Fund’s average daily net assets at the rate of 0.45%.

The Adviser has contractually agreed to waive its management fee with respect to each Fund to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of each of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each of the Funds. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. If such waiver is terminated, fees and expenses of the Funds will increase to the extent of expenses available for recoupment. The Adviser may not terminate these contractual arrangements prior to January 31, 2025 and thereafter the arrangements shall continue in effect from year-to-year for successive one-year periods provided that arrangements may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice. For each Fund, the corresponding table below sets forth the management fees earned by the Adviser, as well as management fees waived, expenses reimbursed, and any recoupments by the Adviser of previously waived fees and reimbursed expenses pursuant to the contractual expense limitation, for the three most recently completed fiscal periods ended September 30. Management fees and any fee waivers, expense reimbursements, and recoupments prior to the Reorganizations on May 21, 2021 were pursuant to separate agreements to which the Trust was not a party, and such amounts are not reported below.

Very Conservative (0%-15%) RMS Fund	2023	2022	2021
Management Fees Earned	$102,147	$114,905	$44,214
Fees and Expenses Waived, Reimbursed, and Recouped	$(33,991)	$(33,164)	$(51,809)
Total Fees Paid by Fund to Adviser	$68,156	$81,741	$(7,595)

13

Conservative (15%-30%) RMS Fund	2023	2022	2021
Management Fees Earned	$249,551	$281,990	$137,923
Fees and Expenses Waived, Reimbursed, and Recouped	$(38,819)	$(43,865)	$(79,544)
Total Fees Paid by Fund to Adviser	$210,732	$238,125	$58,379

Conservative/Moderate (30%-50%) RMS Fund	2023	2022	2021
Management Fees Earned	$120,682	$136,229	$59,640
Fees and Expenses Waived, Reimbursed, and Recouped	$(20,501)	$(31,703)	$(52,587)
Total Fees Paid by Fund to Adviser	$100,181	$104,526	$7,053

Moderate (50%-70%) RMS Fund	2023	2022	2021
Management Fees Earned	$676,616	$774,147	$400,383
Fees and Expenses Waived, Reimbursed, and Recouped	$(105,251)	$(120,423)	$(132,748)
Total Fees Paid by Fund to Adviser	$571,365	$653,724	$267,635

Growth (70%-85%) RMS Fund	2023	2022	2021
Management Fees Earned	$1,115,860	$1,203,287	$602,498
Fees and Expenses Waived, Reimbursed, and Recouped	$(173,578)	$(187,178)	$(158,027)
Total Fees Paid by Fund to Adviser	$942,282	$1,016,109	$444,471

Aggressive Growth (85%-99%) RMS Fund	2023	2022	2021
Management Fees Earned	$714,281	$695,663	$326,273
Fees and Expenses Waived, Reimbursed, and Recouped	$(111,110)	$(108,214)	$(84,031)
Total Fees Paid by Fund to Adviser	$603,171	$587,449	$242,242

The Adviser retains the right to use the name “Systematic Intelligent Investing” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

14

PORTFOLIO MANAGER

As described in the prospectuses, Mr. Kevin Miller, CEO of the Adviser, serves as the Portfolio Manager responsible for the day-to-day investment management of the Funds. This section includes information about the Portfolio Manager, including information about other accounts he manages, the dollar range of Fund shares owned and compensation.

In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below, on behalf of an investment adviser under common control with the Adviser. None of the other accounts listed below are subject to a performance-based advisory fee. The information below is provided as of September 30, 2023. A potential conflict of interest exists in connection with the Portfolio Manager’s management of the Funds’ investments, on the one hand, and the investments of the other accounts below due to the other accounts’ use of the Funds. To the extent the Funds are held in these other accounts, account holders will pay investment management fees at both the account and Fund level.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Kevin R. Miller	0	$0	0	$0	83	$37	$37

Compensation. The Portfolio Manager does not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his service as Portfolio Manager. Portfolio Manager receives a salary from the Adviser. In addition to base salary, the Portfolio Manager may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser.

Fund Shares Owned by the Portfolio Manager. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Funds as of September 30, 2023.

Name of Fund	Dollar Range of Equity Securities
E-Valuator Very Conservative (0%-15%) RMS Fund	over $100,000
E-Valuator Conservative (15%-30%) RMS Fund	$50,000 - $100,000
E-Valuator Conservative/Moderate (30%-50%) RMS Fund	$50,000 - $100,000
E-Valuator Moderate (50%-70% RMS Fund	$50,000 - $100,000
E-Valuator Growth (70%-85%) RMS Fund	$50,000 - $100,000
E-Valuator Aggressive Growth (85%-99%) RMS Fund	$50,000 - $100,000

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. UMB Fund Services, Inc. (the “Administrator” or the “Transfer Agent”), 215 W. Galena Street, Milwaukee, Wisconsin 53212, serves as each Fund’s administrator, transfer agent and accounting agent.

The Trust has entered into an Administration and Fund Accounting Agreement with the Administrator. In this capacity, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator will provide certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. The Administrator, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

The Trust has also entered into a Transfer Agency Agreement with the Administrator. In this capacity, the Administrator provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. The Administrator will be responsible for processing orders and payments for share purchases. The Administrator will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Administrator will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

15

The Administrator also provides accounting services to the Funds. The Administrator will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Fund; determining daily the NAV per share of the Funds; and preparing security position, transaction and cash position reports. The Administrator also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. The Administrator is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

The Administrator receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. The Administrator receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. The Administrator is entitled to receive an asset-based fee, earned and paid monthly on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

The table below sets forth the administration fees incurred by the Funds for their three most recently completed fiscal periods ended September 30. Administration fees incurred by the Predecessor Funds prior to the Reorganizations on May 21, 2021 were incurred pursuant to a separate agreement to which neither the Trust nor the Administrator were a party, and such amounts are not reported below.

	Administration Fees
	2023	2022	2021
Very Conservative (0%-15%) RMS Fund	$8,263	$9,295	$2,843
Conservative (15%-30%) RMS Fund	$20,186	$22,809	$8,783
Conservative/Moderate (30%-50%) RMS Fund	$9,762	$11,021	$3,873
Moderate (50%-70%) RMS Fund	$54,737	$62,628	$25,484
Growth (70%-85%) RMS Fund	$90,275	$97,342	$38,557
Aggressive Growth (85%-99%) RMS Fund	$57,792	$56,281	$21,166

Custodian. UMB Bank, N.A., 1010 Grand Boulevard, Kansas City, MO 64106 (the “Custodian”) serves as the custodian of the Fund under a custodian agreement with the Trust. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. The Custodian has entered into a foreign sub-custody arrangement with Brown Brothers Harriman & Co., as the approved foreign custody manager (the “Delegate”) to perform certain functions with respect to the custody of the Funds’ assets outside of the United States of America, if any. The Delegate shall place and maintain the Funds’ assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Funds’ assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. UMB Distribution Services, LLC (the “Distributor”), located at 235 W. Galena Street, Milwaukee, Wisconsin 53212, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of Shares. The Distribution Agreement was initially approved by the Board for an initial term of two years. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of each Fund’s shares is continuous. The Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

16

The Distributor receives no compensation as a result of the sale of each Fund’s shares. For its underwriting services, the Distributor may receive compensation from the Funds’ Rule 12b-1 plan to the extent that such plans generate sufficient fees to compensate for these services; otherwise, the Adviser is responsible for payment of such underwriting services. Pursuant to the Distribution Agreement, the Distributor is compensated for services in providing compliance services, employee licensing and related services. In addition, the Trust reimburses the Distributor for all out-of-pocket expenses or disbursements incurred by the Distributor in connection with the performance of its services under the Distribution Agreement.

Legal Counsel. Vedder Price P.C., 222 N. LaSalle Street, Chicago, IL 60601, serves as legal counsel to the Trust and the Funds. Godfrey & Kahn, S.C., 833 E. Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Independent Trustees.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, Cohen & Company, Ltd. (Cohen & Company), audits each Fund’s annual financial statements and prepares the Funds’ tax returns. Cohen & Company is located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. Unless otherwise indicated, the business address of each Trustee and officer is c/o E-Valuator Funds Trust, 7760 France Avenue South, Suite 925, Bloomington, Minnesota 55435. The tables below provide information about each of the Trustees and officers of the Trust.

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust’s day to day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board is currently comprised of four trustees, three of whom are classified under the 1940 Act as “non-interested” persons of the Trust (each, an “Independent Trustee” and collectively, the (“Independent Trustees”) and one of whom is classified as an “interested” person of the Trust (the “Interested Trustee”).

INDEPENDENT TRUSTEES

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald F. Dillenburg 1967	Independent Trustee, Audit Committee Chair	Since 2020	Vice President and Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2020); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2019); Chief Compliance Officer, (1996-2019) and Sarbanes-Oxley Code of Ethics Compliance Officer (2016-2019), AMG Funds IV; Partner and Chief Compliance Officer (2006-2016), and Chief Financial Officer (2006-2010), Aston Asset Management, LLC; and Chief Operating Officer (2003-2016), Secretary (1996-2015), Chief Financial Officer (1997-2010), and Treasurer (1996-2010), Aston Funds.	6	None

Theresa M. Fredrick 1961	Independent Trustee, Nominating and Governance Committee Chair	Since 2020	Director of Operational Due Diligence, Aurora Investment Management L.L.C. (2010-2017); Formerly, Consultant, Morningstar, Inc. (January 2020-October 2020).	6	None

Louis A. Holland, Jr. 1964	Independent Trustee, Board Chair	Since 2020	President and Chief Financial Officer, CUMOTA LLC (a family office) (since 2008).	6	Board Member, Adams Street Partners (since 2022); Board Member, Wisconsin Foundation Alumni Association (since 2017); and UW-Madison Board of Visitors Letters & Science (since 2016).

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. However, each Independent Trustee is subject to retirement at age seventy-five (75).

17

INTERESTED TRUSTEE AND OFFICER

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kevin R. Miller 1961	Trustee, President and Principal Executive Officer(2)	Since 2020	Chief Executive Officer and Chief Investment Officer, Systelligence, LLC (since 2016).	6	None

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust.

(2)	Mr. Miller is an “interested person” of the Trust, as defined in the 1940 Act, because of his position with the Adviser and/or certain of its affiliates.

OFFICERS WHO ARE NOT TRUSTEES

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years
Collin J. Miller 1988	Vice President and Secretary	Since 2020	President, Systelligence, LLC (since 2016); President, The E-Valuator, LLC (investment advisory software) (since 2013); President, SIIMPL LLC (wealth management platform) (since 2018).

Louis Sagert 1980	Treasurer and Principal Financial Officer	Since 2020	Lead Administrator and Officer (since 2016) and other positions (2011-2016) at UMB Fund Services, Inc.

Kyle R. Bubeck 1955 c/o P.O. Box 11550 Overland Park, KS 66207	Chief Compliance Officer	Since 2020	President and Founder of Beacon Compliance Consulting Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).

(1)	Each officer serves until his or her resignation, retirement or removal by the Board, or until his or her successor shall have been duly appointed and qualified.

Board Leadership Structure, Oversight and Standing Committees

In light of the general characteristics of the Trust, including the number of Funds, the nature of the Funds’ investments and the relationship between the Trust and the Adviser, the Board has developed a governance structure that fosters the type of meaningful dialogue between the Adviser and the Independent Trustees that results in an appropriate balance of cooperation with and oversight of the Adviser.

The Board has appointed Louis A. Holland, Jr. as the independent Chair of the Board. The Board believes that having an Independent Trustee serve as the Chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Adviser in setting agendas and conducting meetings.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board has established two standing committees, the Audit Committee and the Nominating & Governance Committee, each comprised entirely of the Independent Trustees, to which it has delegated certain responsibilities as described below. Each of the standing Committees reports its activities to the Board on a regular basis. The Board and its committees meet regularly throughout the year to oversee the Trust’s activities, including reviewing at one or more meetings, the Trust’s arrangements with the Adviser and other service providers, the operation of the Trust’s investment policies, compliance and regulatory matters and the Funds’ investment performance. The Independent Trustees are represented by independent legal counsel at Board and committee meetings. As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust directly and through its committees. The Board reviews the investment performance of the Funds with the Adviser, including meeting regularly with the portfolio manager, at its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions.

18

Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers. The Audit Committee is comprised entirely of the three Independent Trustees. The Audit Committee met two times during the fiscal year ended September 30, 2023.

Nominating & Governance Committee. The Nominating & Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities, and reviewing and making recommendations to the Board regarding the compensation of the Independent Trustees. The Committee is also responsible for implementing the Independent Trustees’ retirement policy. The Board’s Fund Governance Policies provide that the Independent Trustees are subject to a mandatory retirement at the end of the year in which they reach the age of seventy-five (75), unless waived when deemed appropriate by the Committee. The Nominating & Governance Committee met two times during the fiscal year ended September 30, 2023.

Shareholders may submit suggestions for Board candidates by sending a resume of a candidate to the Secretary of the Trust for the attention of the Chair of the Nominating & Governance Committee. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to serve as an Independent Trustee, if applicable.

To facilitate shareholder communications with the Board (or with any individual Trustee), shareholders are instructed to forward correspondence (including suggestions for independent trustee candidates) by U.S. mail or other courier service to the Secretary of the Trust, 7760 France Avenue South, Suite 925, Bloomington, Minnesota 55435. Correspondence addressed to the Board will be forwarded to the Chair of the Nominating & Governance Committee and correspondence addressed to a specific Trustee will be forwarded to that Trustee.

Qualifications of Trustees

The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. With respect to each Trustee, the Board considered, among other factors, the following experiences and qualifications:

Gerald F. Dillenburg. Mr. Dillenburg is an investment services industry executive with over 25 years of compliance, finance, operational, corporate governance and management expertise in a variety of senior roles. Mr. Dillenburg has considerable experience working with companies and boards in the investment management and mutual fund industries. Most recently, Mr. Dillenburg was Chief Compliance Officer at AMG Funds, LLC (2016-2020). Mr. Dillenburg held various executive, finance, operations and compliance positions with AMG Funds and Aston Asset Management, LLC (1996-2020). Before joining AMG Funds and Aston Asset Management, LLC, Mr. Dillenburg, a former Certified Public Accountant (CPA), was a Manager (Audit) with KPMG International Limited (formerly, KPMG Peat Marwick) (1989-1996). Mr. Dillenburg is a member of the American Institute of Certified Public Accountants (AICPA). Mr. Dillenburg holds a Bachelor of Science in Accountancy with High Honors from the University of Illinois at Champaign-Urbana.

19

Theresa M. Fredrick. Ms. Fredrick has more than 30 years of experience in the securities industry working at a hedge fund of funds, mutual fund complex, broker-dealer, investment advisor and global custodian. Ms. Fredrick served as a consultant at Morningstar, Inc. (January 2020-October 2020) focusing on daily fund operations. Prior to joining Morningstar, Ms. Fredrick also served as the Director of Operational Due Diligence at Aurora Investment Management L.L.C. (2010-2017), the Chief Operations Officer and various other executive positions at Driehaus Capital Management LLC and Driehaus Securities LLC (1995-2008), as well as various positions at the Northern Trust Corporation (1988-1995). Ms. Fredrick also served as a finance officer at the U.S. Central Intelligence Agency (1987-1988). Ms. Fredrick holds a Bachelor of Science in Finance from the University of Illinois at Champaign-Urbana.

Louis A. Holland, Jr. Mr. Holland has more than 30 years of experience in the investment management industry. Mr. Holland is the President and Chief Financial Officer of CUMOTA LLC (since 2008), a family office he founded focusing on private investments and business consulting. Mr. Holland previously served as Managing Director at Nuveen Investments (2000-2008), National Sales Manager at John Hancock Mutual Funds (1993-2000) and Regional Vice President of Sales at Oppenheimer Capital–Quest for Value (1991-1993). Mr. Holland has served on numerous corporate and non-profit boards of directors or boards of advisors, including the University of Wisconsin School of Medicine and Public Health’s Initiative to End Alzheimer’s Disease Board of Visitors (2011-2018), which he chaired for ten years. Mr. Holland holds a Bachelor of Arts in Economics from the University of Wisconsin–Madison.

Kevin R. Miller. Mr. Miller obtained his Series 65 license in February 2006 and began working with clients (individual and corporations) as an investment advisor representative of Intervest International, Inc. where he assisted clients with the proper selection of money managers and asset allocation in a manner suitable to each client’s risk temperament and investment time horizon. In March, 2020, Mr. Miller established the registered investment advisory firm FBD Asset Mgmt, LLC, and thereby transitioned his advisory clientele from Intervest International, Inc to FBD Asset Mgmt, LLC. As the owner of FBD Asset Mgmt, LLC, Mr. Miller continues to work with advisory clients to help them attain their specific investment goals and objectives. Mr. Miller holds a Bachelor of Science in Business Management and Marketing from Northern State University.

Trustee Compensation. Each of the Independent Trustees may receive compensation for his or her services to the Trust. All Independent Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Independent Trustee receives a retainer fee at the annualized rate of $35,000. Additionally, each Independent Trustee receives a fee of $500 for each special Board meeting or any Committee meeting attended held in the future on a day other than a day on which a regular quarterly Board meeting is held.

Independent Trustees received the following compensation, paid by the Trust, during the Trust’s fiscal year ended September 30, 2023. The Interested Trustee is not compensated by the Trust for his services on the Board. The Trust does not compensate any of the officers. The Trust does not have any pension or retirement plan for the Trustees or for any officer.

Independent Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust
Gerald F. Dillenburg	$31,250	N/A	N/A	$31,250
Theresa M. Fredrick	$31,250	N/A	N/A	$31,250
Louis A. Holland	$31,250	N/A	N/A	$31,250

Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of equity securities in the Funds beneficially owned by each Trustee, and the aggregate dollar range of equity securities of the Funds in the Trust, as of December 31, 2023, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Gerald F. Dillenburg	Very Conservative Fund - C Conservative Fund - C Conservative/Moderate Fund - C Moderate Fund - C Growth Fund - C Aggressive Growth Fund - C	E
Theresa M. Frederick	Moderate Fund - B	B
Louis A. Holland	Very Conservative Fund - B Conservative Fund - B Conservative/Moderate Fund - B Moderate Fund - B Growth Fund - B Aggressive Growth Fund - B	D

Policies Concerning Personal Investment Activities. The Funds and the Adviser have adopted a Code of Ethics with respect to the Trust, pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own account. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

20

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

As of December 31, 2023, the Trustees and Trust officers as a group owned less than 1% of the outstanding shares of each class of each of the Funds, except the E-Valuator Very Conservative (0%-15%) RMS Fund Service Class of which the group owned 9% of the outstanding shares. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these shareholders of record could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of December 31, 2023, the following shareholders of record were considered to be either a control person or principal shareholder of the Fund and share class indicated.

Fund and Share Class	Shareholder of Record	Jurisdiction	Percent of Class Owned
E-VALUATOR AGGRESSIVE GROWTH RMS FD R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	100.00%
E-VALUATOR AGGRESSIVE GROWTH RMS FD SERV	CBNA AS CUSTODIAN FBO DEWILD GRANT RECKERT ASSOC 401 K	NY	6.84%
E-VALUATOR CONSERV/MODER RMS FD SERVICE	CBNA AS CUSTODIAN FBO ALVIN E BENIKE INC PROFIT SHARING	NY	5.32%
E-VALUATOR CONSERV/MODER RMS FD SERVICE	CBNA AS CUSTODIAN FBO AGC OF SD 401K PSP OMNIBUS	NY	5.88%
E-VALUATOR CONSERV/MODER RMS FD SERVICE	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS	CA	13.77%
E-VALUATOR CONSERV/MODER RMS FD SERVICE	CBNA AS CUSTODIAN FBO STATE BANK OF FARIBAULT 401 K PS P	NY	6.78%
E-VALUATOR CONSERV/MODER RMS FUND R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	100.00%
E-VALUATOR CONSERVATIVE RMS FD SERVICE	CBNA AS CUSTODIAN FBO ALVIN E BENIKE INC PROFIT SHARING	NY	16.20%
E-VALUATOR CONSERVATIVE RMS FD SERVICE	CBNA AS CUSTODIAN FBO SDACBHS RETIREMENT OMNIBUS	NY	7.89%
E-VALUATOR CONSERVATIVE RMS FD SERVICE	CBNA AS CUSTODIAN FBO AGC OF SD 401K PSP OMNIBUS	NY	6.62%
E-VALUATOR CONSERVATIVE RMS FD SERVICE	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS	CA	8.46%
E-VALUATOR CONSERVATIVE RMS FUND R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	99.89%
E-VALUATOR GROWTH RMS FUND R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	99.79%
E-VALUATOR GROWTH RMS FUND SERVICE	CBNA AS CUSTODIAN FBO DEWILD GRANT RECKERT ASSOC 401 K	NY	7.84%
E-VALUATOR GROWTH RMS FUND SERVICE	CBNA AS CUSTODIAN FBO AGC OF SD 401K PSP OMNIBUS	NY	8.91%
E-VALUATOR GROWTH RMS FUND SERVICE	CBNA AS CUSTODIAN FBO INPRO CORP 401 K PROFIT SHARING P	NY	8.90%
E-VALUATOR MODERATE RMS FUND R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	99.97%
E-VALUATOR MODERATE RMS FUND SERVICE	CBNA AS CUSTODIAN FBO AGC OF SD 401K PSP OMNIBUS	NY	7.90%
E-VALUATOR MODERATE RMS FUND SERVICE	CBNA AS CUSTODIAN FBO SDACBHS RETIREMENT OMNIBUS	NY	9.75%
E-VALUATOR VERY CONSERV RMS FD SERVICE	CBNA AS CUSTODIAN FBO D J KRANZ CO 401 K PS PLAN	NY	8.92%
E-VALUATOR VERY CONSERV RMS FD SERVICE	CBNA AS CUSTODIAN FBO DEWILD GRANT RECKERT ASSOC 401 K	NY	6.83%
E-VALUATOR VERY CONSERV RMS FD SERVICE	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS	CA	25.38%
E-VALUATOR VERY CONSERV RMS FD SERVICE	CBNA AS CUSTODIAN FBO AGC OF SD 401K PSP OMNIBUS	NY	5.89%
E-VALUATOR VERY CONSERV RMS FD SERVICE	CBNA AS CUSTODIAN FBO SDACBHS RETIREMENT OMNIBUS	NY	6.01%
E-VALUATOR VERY CONSERV RMS FUND R4	CBNA AS CUSTODIAN FBO BPA OMNIBUS FOR QUALIFIED ROLLOVERS	NY	100.00%

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Adviser, as valuation designee appointed by the Board pursuant to Rule 2a-5 under the 1940 Act. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various rules, interpretive letters and other guidance.

Individual Securities. The Funds invest exclusively in open-end mutual funds and ETFs organized in the United States. For ETFs traded on a National Securities Exchange or reported on the NASDAQ National Market System (“NMS”), these securities are valued at the last quoted sales price on the principal exchange as determined by the independent pricing agent (as of the time of determining a Fund’s net asset value) or, if applicable, the NASDAQ Official Closing Price (“NOCP”) on each day on which the NYSE is open for trading (each, a “valuation date”). Securities for which there are no reported sales on the valuation date will be fair valued by the Adviser in accordance with the Trust’s Valuation Procedures. For ETFs traded in the over-the-counter market (other than NASDAQ NMS securities), these securities are valued at the mean of the last quoted bid and asked prices. Shares of open-end RICs will be valued using their NAV, which is determined as of the close of the regular trading session on the NYSE or otherwise in accordance with the RIC’s prospectus.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds are generally provided daily by third-party independent pricing agents that are selected by the Adviser, as valuation designee.

21

DISTRIBUTION

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Plan of Distribution. The Funds have a Distribution and Shareholder Services Plan (the “Plan”) for their R4 Class Shares under which they may finance certain activities primarily intended to sell such classes of shares. The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

The Plan provides that the Funds will pay a fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds’ outstanding R4 Class Shares in consideration for distribution and other services, which are described more fully below. The fee is generally paid to the Distributor as compensation for distribution-related activities although the Funds may pay the fee directly to other financial intermediaries (“Financial Intermediaries”).

As noted above, payments for distribution expenses under the Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by the Trust.” Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement (the “12b-1 Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The Independent Trustees and Trust Officers have no direct or indirect financial interest in the operation of the Plan or related agreements.

The Trust understands that Financial Intermediaries may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Financial Intermediaries. Any such fees would be in addition to any amounts which may be received by an institution under the Plan.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit each Fund. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and each is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes’ outstanding shares of the Fund. Any agreement entered into pursuant to the Plan with a Financial Intermediary is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes’ outstanding shares of the Funds, by the Distributor or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

22

The Plan provides that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Funds, and providing such other distribution and shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or their service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. For the fiscal year ended September 30, 2023, the Class R4 shares of the Funds paid the following amounts pursuant to the Plan. The table below also sets forth the expenses paid from Plan fees during the fiscal year ended September 30, 2023.

	Plan Fees Paid by Class R4 Shares	Expenses Paid from Plan Fees to Compensate Broker-Dealers/Financial Intermediaries
Very Conservative (0%-15%) RMS Fund	$29,408	$29,408
Conservative (15%-30%) RMS Fund	$38,701	$38,701
Conservative/Moderate (30%-50%) RMS Fund	$21,030	$21,030
Moderate (50%-70%) RMS Fund	$92,832	$92,832
Growth (70%-85%) RMS Fund	$99,471	$99,471
Aggressive Growth (85%-99%) RMS Fund	$31,457	$31,457

Shareholder Services Plan. The Funds have adopted a shareholder services plan on behalf of their Service Class and R4 Class Shares. Under a shareholder services plan, the Funds’ Service Class and Class R4 shares may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by service providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; (viii) processing purchase, exchange and redemption requests from clients and placing orders with the funds or their service providers; (ix) providing sub-accounting with respect to shares beneficially owned by clients; and (x) processing dividend payments from the funds on behalf of clients.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

23

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances, the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its NAV. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, a Fund may initially invest in short-term, interest- bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at the NAV of the Funds next computed after your request for exchange is received in proper form. See “Exchange Privilege” below for additional information on exchanges.

24

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper form. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper form. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. These payments may be in addition to payments made by the Funds to the Financial Intermediary under the Funds’ Rule 12b-1 Plan. For more information regarding the Funds’ Rule 12b-1 Plan, please see “Distribution – Plan of Distribution.”

SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

25

Telephone Transactions. A shareholder may redeem shares or transfer into another Fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at 888.507.2798.

Retirement Plans. Fund shares are available for purchase in connection with the following tax- deferred prototype retirement plans:

1.	Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.	Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at 888-507-2798. Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. Shareholders may exchange their shares for shares of any other series of the Trust, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

Conversion Privilege. Any shares of a Fund may be converted into shares of the same Fund of a different Class, including a Class that has additional Class-specific services and fees, provided the converting shareholder meets the eligibility or waiver requirements of the Class into which the shares will be converted. For federal income tax purposes, a same-Fund conversion is not expected to result in the realization by the investor of a capital gain or loss. Please consult your tax advisor for an assessment of the tax implications of any conversion.

For Service Class shares, if an account’s balance falls below the minimum initial investment amount for Service Class shares due to account redemptions (and not due to market depreciation), the Funds reserve the right to convert or redeem shares held by the account into Class R4 shares.

The applicable shareholder or intermediary will be notified prior to any such redemption or conversion and will be allowed 60 days to make additional investments and bring the account into compliance with the applicable investment minimum before any conversion or redemption occurs. Any conversion will occur at the relative net asset value of the two applicable share classes at the time of conversion and the account value will not change as a result of the conversion, although the number of shares held may change. A conversion between share classes of the same Fund is generally not a taxable event for federal income tax purposes.

26

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as RICs under the Code. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

27

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non- qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test as long as such failure was due to reasonable cause and not willful neglect it is no longer subject to a corporate level tax. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as RICs and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

28

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Transactions involving short sales may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of capital gain dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

29

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built- in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As RICs, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

30

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long- term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances

31

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by that Fund may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short- term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

32

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

33

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax- exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

34

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders. Capital gain dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than capital gain dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest- related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

35

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

36

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., capital gain dividends, short-term capital gain dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

37

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non- financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, transactions in ETFs and shares of closed-end funds are bought and sold on an exchange through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable. Purchases and sales of mutual funds shares are effected directly with the Funds through the Funds’ custodian. The Funds or the Adviser on behalf of the Funds may engage one or more third parties to facilitate processing of mutual fund transactions. Currently, the Adviser has engaged Matrix LLC to provide administrative and custody support to services with respect to the processing of mutual fund transactions.

38

In selecting brokers to effect transactions in ETFs and other exchange-traded products, the Adviser will consider various factors including the commission rate charge, timeliness and accuracy of completion of execution services, ability of the broker to facilitate a large number of rebalancing trades, and broker’s ability to interface with Matrix LLC and the Funds’ custodians. Due the nature of the Funds’ trading, the Adviser generally uses one or a small number of brokers to execute trades.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser, if any. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). To the extent that the Adviser receives research services, the Adviser will have a reasonable belief that access to independent investment research is beneficial to its investment decision- making processes and, therefore, to the Funds. For the fiscal year ended September 30, 2023, the Adviser did not acquire research services.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

39

Securities of “Regular Broker-Dealers”. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year. The Funds invest exclusively in mutual funds and ETFs and did not hold securities of its regular brokers or dealers as of the date of this SAI.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds.

Brokerage Commissions. The aggregate amount of brokerage commissions paid for the past three fiscal years for the Funds are shown below. Material variation in a Fund’s brokerage commissions for the most recently completed fiscal year, compared to the Fund’s prior two fiscal years, is due to variation in the Fund’s portfolio turnover.

	Brokerage Commissions Paid
	Fiscal Year Ended September 30
E-Valuator Fund	2023	2022	2021
E-Valuator Very Conservative (0%-15%) RMS Fund	$5,237	$3,538	$7,103
E-Valuator Conservative (15%-30%) RMS Fund	$11,849	$7,536	$25,062
E-Valuator Conservative/Moderate (30%-50%) RMS Fund	$5,317	$3,303	$10,375
E-Valuator Moderate (50%-70% RMS Fund	$24,483	$22,939	$78,070
E-Valuator Growth (70%-85%) RMS Fund	$36,451	$30,764	$110,764
E-Valuator Aggressive Growth (85%-99%) RMS Fund	$21,331	$17,080	$61,656

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust has adopted a Disclosure of Portfolio Securities Holdings Policy (the “Policy”), which governs the disclosure of the portfolio securities holdings of each series of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Fund. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants, and other service providers assisting with materials utilized in the Board’s annual advisory contract renewal processes, and that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1. to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3. to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1. financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2. research companies that allow the Adviser to perform attribution analysis for the Fund; and

3. the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

40

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

41

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust. The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to portfolio securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund, various safeguards have been implemented to protect the Fund from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust and the Adviser in connection with their personal securities transactions; the adoption by the Adviser of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on August 10, 2020. The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue two classes of shares: R4 Class Shares imposing no front-end or deferred sales charges and a 0.25% Rule 12b-1 fee; and Service Class Shares imposing no front-end or deferred sales charges and no Rule 12b-1 fee. Service Class Shares and Class R4 Shares may also pay up to 0.25% in shareholder service fees pursuant to a shareholder services plan.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

42

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least one third of the outstanding shares entitled to vote, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12- month period ending June 30, will be available (1) without charge, upon request by calling 888-507-2798 or by writing to the Fund, at 235 W. Galena Street, Milwaukee, WI 53212; and (2) on the SEC’s website at http://www.sec.gov.

43

CODES OF ETHICS

The Trust and the Adviser have adopted a joint Code of Ethics pursuant to Rule 17j- 1 under the 1940 Act. In addition, the Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

In conjunction with the Reorganizations, each Fund has adopted the financial statements of its corresponding Predecessor Fund. The Funds’ audited financial statements for the fiscal year ended September 30, 2023, including the notes thereto and the report of Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, included in the Funds’ Annual Report are incorporated into this SAI by reference.

E-Valuator Funds Trust

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(855) 621-9877

44

EXHIBIT A PROXY VOTING POLICY

Proxy Voting Policy

Systelligence, LLC, the (“Firm”)

PROXY VOTING POLICY

Policy Statement

This policy applies to all proxies voted by the Firm. The Firm reserves the right to deviate from the general provisions contained within any part of this policy, and to vote against any issue regardless of the nature of the issue, if by doing so we protect the shareholder’s interest and value. In the event of such deviation, documentation regarding such vote will be maintained in the Firm’s books and records or maintained electronically.

It will generally be the responsibility of the Firm to vote all proxies provided the Firm is notified of such vote and receives the proper information in a timely fashion. The Firm will generally vote proxies in accordance with management recommendations.

The President of the Firm will make all final determinations with respect to this policy.

Shares of Registered Investment Companies

All funds advised by the Firm are structured as Funds of Funds and invest their assets primarily in other investment companies “underlying funds”. Funds of Funds hold shares in underlying funds and may be solicited to vote on matters pertaining to these underlying funds. Notwithstanding the Firm’s general policy to vote in line with management’s recommendations, the Firm will vote shares of underlying funds consistent with the requirements of the federal securities laws where applicable, including Section 12(d)(1)(F) of the Investment Company Act of 1940 and Rule 12d1-4, which under specified circumstances requires the Firm to vote shares in any underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (sometimes called “echo” or “proportionate” voting); provided, however, that in situations where proportionate voting is administratively impractical (i.e. proxy contests) the Firm will cast a vote or, in certain cases, not cast a vote, so long as the action taken does not have an effect on the outcome of the matter being voted upon different than if the Funds of Funds had proportionately voted.

Routine Matters – Management Recommendations

One of the primary factors the Firm considers when determining the desirability of investing in a particular fund is the quality and depth of that fund’s management team. Accordingly, the recommendation of management on any issue is a factor that the Firm considers in determining how proxies should be voted. However, the Firm does not consider recommendations from management to be the final determination of the Firm’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the Firm will not support the position of a fund’s management in any situation where it determines that the ratification of fund management’s position would adversely affect the investment merits of owning that fund’s shares.

On routine matters, the Firm will support fund management and vote in accordance with their suggestion.

Shares of Registered Investment Companies

All funds advised by the Firm are structured as funds of funds and invest their assets primarily in other investment companies (“Funds of Funds”). Funds of Funds hold shares in underlying funds and may be solicited to vote on matters pertaining to these underlying funds. With respect to such matters, and where the Firm must comply with Section 12(d)(1)(F) of the Investment Company Act of 1940, the Firm will vote shares in any underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (sometimes called “echo” or “proportionate” voting); provided, however, that in situations where proportionate voting is administratively impractical (i.e. proxy contests) the Firm will cast a vote or, in certain cases, not cast a vote, so long as the action taken does not have an effect on the outcome of the matter being voted upon different than if the Funds of Funds had proportionately voted.

Voting Procedures

Proxy statements are to be reviewed and voted by the Firm. A record will be made and maintained of all votes. This record may be maintained electronically. The Firm reserves the right to vote contrary to its stated policy if it believes in its sole opinion that to do so would be in the best interests of its fund shareholders.

The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings. A record of reasons for any such abstention by the Firm will be maintained.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the shareholders of the Firm’s funds. If a material conflict of interest is identified or believed to exist, the Firm will review such conflict with its Chief Compliance Officer, however, any final determination will be made by the President of the Firm.

The Firm shall also maintain a record of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Proxy Vote Record Retention

The Firm shall maintain records of proxies voted in accordance with Section 204-2 of the Investment Advisers Act of 1940, including proxy statements, and a record of each vote cast, all of which can be maintained electronically. The Firm shall also keep a copy of its policies and procedures and each written request from a client for proxy voting records and the Firm’s written response to any client request, either written or oral, for such records. Proxy records filed via EDGAR shall be considered maintained by the Firm. All proxy voting records are to be retained for five years, with the first two years in an easily accessible place in the offices of the Firm.

Form N-PX Filing Logistics

The Firm shall be responsible for ensuring that it maintains a complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s funds:

●	the name of the issuer;
●	the exchange ticker symbol, if available;
●	the CUSIP number, if available;
●	the shareholder meeting date;
●	a brief identification of the matter voted on;
●	whether the matter was proposed by the issuer or a security holder;
●	whether the Firm cast its vote on the matter;
●	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and
●	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will timely submit the filings.

PART C

OTHER INFORMATION

E-Valuator Funds Trust

Item 28. Exhibits

(a)	(1)	Certificate of Trust of E-Valuator Funds Trust (the “Registrant”) dated August 10, 2020(1)

	(2)	Agreement and Declaration of Trust of the Registrant dated August 10, 2020(2)

(b)	Registrant’s By-Laws dated October 6, 2020(2)

(c)	Not Applicable

(d)	(1)

Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, The E-Valuator Aggressive Growth (85%-99%) RMS Fund(3)

	(2)	Expense Limitation and Fee Waiver Agreement between the Registrant and Systelligence, LLC(4)

(e)	Distribution Agreement between the Registrant and Distributor(3)

(f)	Not applicable

(g)	Custody Agreement between the Registrant and Custodian(3)

(h)	(1) Administration and Accounting Agreement between the Registrant and Administrator(3)

(2) Transfer Agency Agreement between the Registrant and Transfer Agent(3)

(3) Form of Fund of Funds Investment Agreement (5)

(i)	Opinion and Consent of Counsel(3)

(j)	Consent of Independent Registered Public Accounting Firm(*)

(k)	Not applicable

(l)	Not applicable

(m)	Distribution and Shareholder Services Plan pursuant to Rule 12b-1 dated October 6, 2020(*)

(n)	Rule 18f-3 Multiple Class Plan for the Registrant(3)

(o)	Powers of Attorney for each Trustee, dated October 6, 2020(2)

(p)	Code of Ethics of the Registrant and Systelligence, LLC(5)

(1)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on August 10, 2020.
(2)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on December 21, 2020.
(3)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on May 11, 2021.
(4)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on January 28, 2022.
(5)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on January 27, 2023.
(*)	Filed herewith.

C-1

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Article VIII, Section 2 of the Agreement and Declaration of Trust of E-Valuator Funds Trust (the “Trust”) provides that, to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each trustee and officer, the act or omission of any other trustee or officer, respectively. That section further provides that the Trust, out of the Trust property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. That section further provides that nothing therein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the members and officers of Systelligence, LLC set forth in Systelligence, LLC Form ADV filed with the SEC (Reference No. 801-107695) on March 23, 2023, as current through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a) UMB Distribution Services, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Agility Multi-Asset Income Fund

ARCA U.S. Treasury Fund

Aspiriant Risk-Managed Capital Appreciation Fund

Aspiriant Risk-Managed Real Asset Fund

Aspiriant Trust

BCM Focus Funds

Bragg Capital Trust

Corbin Multi-Strategy Fund, LLC

E-Valuator Funds Trust

Flowstone Opportunity Fund

FPA Funds Trust

FPA New Income, Inc.

FPA U.S. Core Equity Fund, Inc.

Green Century Funds

Hamilton Lane Private Assets Fund

Investment Management Series Trust

Investment Management Series Trust II

Keystone Private Income Fund

Marsico Investment Fund

Smead Funds Trust

Thirdline Real Estate Income Fund

Wildermuth Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of UMB Distribution Services, LLC are as follows:

Name	Positions And Offices With Distributor	Positions And Offices With Registrant
Scott Schulenburg	President	None
Chris Mantoan	Treasurer	None
Jason Bartel and Wade DeArmond	Assistant Secretaries	None
Gordon Taylor	Chief Compliance Officer	None

(c) Not applicable.

C-2

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

Systelligence, LLC, 7760 France Avenue South, Suite 925, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to the Funds).

UMB Fund Services, Inc., 215 West Galena Street, Milwaukee, Wisconsin 53212 (records relating to its function as fund accountant, transfer agent and custodian).

UMB Distribution Services, LLC, 35 West Galena Street, Milwaukee, Wisconsin 53212 (records relating to its function as distributor to the Funds).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

C-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 4 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Minnesota on this 26th day of January, 2024.

E-VALUATOR FUNDS TRUST

By:	/s/ Kevin R. Miller
Kevin R. Miller President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed Post-Effective Amendment No. 4 to the Registrant’s Registration Statement below.

Signatures		Title	Date
Gerald F. Dillenburg*		Trustee	January 26, 2024

Theresa M. Fredrick*		Trustee	January 26, 2024

Louis A. Holland, Jr.*		Trustee	January 26, 2024

By:	/s/ Louis Sagert	Treasurer and Principal Financial Officer	January 26, 2024
Louis Sagert

By:	/s/ Kevin R. Miller	Trustee, President, Principal Executive	January 26, 2024
	Kevin R. Miller	Officer, and Attorney-In-Fact

* Mr. Kevin R. Miller signs this document pursuant to powers of attorney filed as exhibit (o) to a previously filed pre-effective amendment to the Registrant’s registration statement.

C-4

EXHIBIT INDEX

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Distribution and Shareholder Services Plan pursuant to Rule 12b-1, dated October 6, 2020

C-5